Investor A C and Institutional Member] Expense Example - Investor A, C and Institutional - BLACKROCK EMERGING MARKETS FUND, INC.	Apr. 30, 2026 USD ($)
Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 633
Expense Example, with Redemption, 3 Years	919
Expense Example, with Redemption, 5 Years	1,225
Expense Example, with Redemption, 10 Years	2,094
Investor C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	290
Expense Example, with Redemption, 3 Years	638
Expense Example, with Redemption, 5 Years	1,112
Expense Example, with Redemption, 10 Years	2,241
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	314
Expense Example, with Redemption, 5 Years	557
Expense Example, with Redemption, 10 Years	$ 1,256